Note 35 (Tables)	6 Months Ended
Jun. 30, 2024
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences, net [Abstract]
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences net [Table Text Block]
The breakdown of the balance under these headings, by source of the related items, in the condensed consolidated income statements is as follows:

Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net (Millions of Euros)
	June 2024	June 2023
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	128	(1)
Financial assets at amortized cost	9	35
Other financial assets and liabilities	119	(36)
Gains (losses) on financial assets and liabilities held for trading, net	991	283
Reclassification of financial assets from fair value through other comprehensive income	—	—
Reclassification of financial assets from amortized cost	—	—
Other gains (losses)	991	283
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	53	(35)
Reclassification of financial assets from fair value through other comprehensive income	—	—
Reclassification of financial assets from amortized cost	—	—
Other gains (losses)	53	(35)
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	219	150
Gains (losses) from hedge accounting, net	98	73
Subtotal gains (losses) on financial assets and liabilities and hedge accounting	1,489	469
Exchange differences, net	398	304
Total	1,886	773

Gains or losses on financial assets and liabilities breakdown by nature of the financial instrument [Table Text Block]
The breakdown of the balance (excluding exchange rate differences) under this heading in the income statements by the nature of financial instrument is as follows:

Gains (losses) on financial assets and liabilities and hedge accounting. Breakdown by nature of the financial instrument (Millions of Euros)
	June 2024	June 2023
Debt instruments	73	259
Equity instruments	289	467
Trading derivatives and hedge accounting	(17)	(865)
Loans and advances to customers	256	46
Customer deposits	(17)	(17)
Other	906	579
Total	1,489	469